Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Aggregate Carrying And Approximate Market Values Of Available-For-Sale Securities

	December 31, 2013				December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available-for-sale:
U.S. Treasuries and U.S.
government agencies	$2,317	$48	$—	$2,365	$3,792	$96	$—	$3,888
Obligations of states and
political subdivisions	41,027	627	106	41,548	47,293	1,651	15	48,929
Mortgage-backed securities:
U.S. government agencies	282,653	2,765	7,310	278,108	279,336	7,231	85	286,482
Private label	2,184	16	3	2,197	3,235	37	—	3,272
Trust preferred
securities	12,943	2,113	1,900	13,156	15,402	55	2,812	12,645
Corporate securities	9,788	183	843	9,128	16,152	207	412	15,947
Total Debt Securities	350,912	5,752	10,162	346,502	365,210	9,277	3,324	371,163
Marketable equity securities	3,334	1,339	—	4,673	3,381	804	—	4,185
Investment funds	1,525	—	40	1,485	1,724	50	—	1,774
Total Securities
Available-for-Sale	$355,771	$7,091	$10,202	$352,660	$370,315	$10,131	$3,324	$377,122

Aggregate Carrying And Approximate Market Values Of Held-To-Maturity Securities

	December 31, 2013				December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities held-to-maturity
Trust preferred securities	$4,117	$1,218	$—	$5,335	$13,454	$465	$58	$13,861
Total Securities
Held-to-Maturity	$4,117	$1,218	$—	$5,335	$13,454	$465	$58	$13,861

Other investment securities:
Non-marketable equity securities	$13,343	$—	$—	$13,343	$11,463	$—	$—	$11,463
Total Other Investment
Securities	$13,343	$—	$—	$13,343	$11,463	$—	$—	$11,463

Gross Unrealized Losses And Fair Value Of Investments
The following table shows the gross unrealized losses and fair value of the Company’s investments aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	December 31, 2013
	Less Than Twelve Months		Twelve Months or Greater		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Securities available-for-sale:
Obligations of states and political subdivisions	$5,600	$87	$243	$19	$5,843	$106
Mortgage-backed securities:
U.S. Government agencies	195,661	7,113	5,040	197	200,701	7,310
Private label	1,491	3	—	—	1,491	3
Trust preferred securities	—	—	4,400	1,900	4,400	1,900
Corporate securities	5,881	843	—	—	5,881	843
Investment funds	1,460	40	—	—	1,460	40
Total	$210,093	$8,086	$9,683	$2,116	$219,776	$10,202

	December 31, 2012
	Less Than Twelve Months		Twelve Months or Greater		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Securities available-for-sale:
Obligations of states and political subdivisions	$1,163	$15	$—	$—	$1,163	$15
Mortgage-backed securities:
U.S. Government agencies	16,225	85	—	—	16,225	85
Trust preferred securities	348	51	5,836	2,761	6,184	2,812
Corporate securities	1,950	49	4,344	363	6,294	412
Total	$19,686	$200	$10,180	$3,124	$29,866	$3,324

Securities held-to-maturity:
Trust preferred securities	$—	$—	$3,380	$58	$3,380	$58

Credit Loss Component Of OTTI On Debt Securities Recognized In Earnings
The following table presents a progression of the credit loss component of OTTI on debt and equity securities recognized in earnings (in thousands).  The credit loss component represents the difference between the present value of expected future cash flows and the amortized cost basis of the security.  The credit component of OTTI recognized in earnings during a period is presented in two parts based upon whether the credit impairment in the current period is the first time the security was credit impaired (initial credit impairment) or if there is additional credit impairment on a security that was credit impaired in previous periods.

	Debt Securities	Equity Securities	Total

Balance, January 1, 2012	$20,610	$6,048	$26,658
Additions:
Additional credit impairment	576	—	576
Deductions:
Sold	—	(1,235)	(1,235)
Balance, December 31, 2012	21,186	4,813	25,999
Additions:
Additional credit impairment	—	—	—
Deductions:
Sold	—	(115)	(115)
Balance, December 31, 2013	$21,186	$4,698	$25,884

Additional Information Of Trust Preferred Securities With Credit Rating Below Investment Grade
The following table presents additional information about the Company’s trust preferred securities with a credit rating of below investment grade as of December 31, 2013 (dollars in thousands):

Deal Name		Type	Class	Original Cost	Amortized Cost	Fair Value	Difference (1)	Lowest Credit Rating	# of issuers currently performing	Actual deferrals/defaults (as a % of original dollar)	Expected deferrals/defaults (as a % of remaining of performing collateral)		Excess Subordination as a Percentage of Current Performing Collateral (4)
		Pooled trust preferred securities:
		Available for Sale:
P1		Pooled	Mezz	$827	$191	$667	$476	Caa3	7	19.5%	21.0%	(2)	52.5%
P2		Pooled	Mezz	2,535	—	—	—	Ca	6	22.3	—	(2)	—
P3	(5)	Pooled	Mezz	2,962	1,419	645	(774)	Caa3	22	24.1	8.2	(2)	18.1
P4	(6)	Pooled	Mezz	4,060	400	155	(245)	Ca	9	19.2	7.1	(3)	23.7
P5		Pooled	Mezz	6,228	826	2,280	1,454	Ca	9	26.0	21.0	(2)	34.3

		Held-to-Maturity:
P6		Pooled	Mezz	1,599	117	1,334	1,217	Caa3	7	19.5	21.0	(2)	52.5
P7		Pooled	Mezz	3,367	—	—	—	Ca	6	22.3	—	(2)	—

		Single issuer trust preferred securities
		Available for sale:
S5		Single		261	235	305	70	NR	1	—	—

		Held-to-Maturity:
S9		Single		4,000	4,000	4,000	—	NR	1	—	—

(1)
The differences noted consist of unrealized losses recorded at December 31, 2013 and noncredit other-than-temporary impairment losses recorded subsequent to April 1, 2009 that have not been reclassified as credit losses.

(2)
Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. This model for this security assumes that all collateral that is currently deferring will default with a zero recovery rate. The underlying issuers can cure, thus this bond could recover at a higher percentage upon default than zero.

(3)
Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default.  The model for this security assumes that one of the banks that are currently deferring will cure.  If additional underlying issuers cure, this bond could recover at a higher percentage.

(4)
Excess subordination is defined as the additional defaults/deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield." This amount assumes that all currently performing collateral continues to perform. A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity. The "percent of current performing collateral" is the ratio of the "excess subordination amount" to current performing collateral—a higher percent means there is more excess subordination to absorb additional defaults/deferrals, and the better our security is protected from loss.

(5)
No other-than-temporary impairment losses were recognized during the year ended December 31, 2013.  Other-than-temporary impairment losses of $11,000 were recognized during the year ended December 31, 2012.

(6)
No other-than-temporary impairment losses were recognized during the year ended December 31, 2013.  Other-than-temporary impairment losses of $565,000 were recognized during the year ended December 31, 2012.

Amortized Cost And Estimated Fair Value Of Debt Securities By Contractual Maturity
The amortized cost and estimated fair value of debt securities at December 31, 2013, by contractual maturity, are shown in the following table (in thousands).  Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.  Mortgage-backed securities have been allocated to their respective maturity groupings based on their contractual maturity.

	Cost	Estimated Fair Value
Securities Available-for-Sale
Due in one year or less	$4,752	$4,673
Due after one year through five years	26,203	26,753
Due after five years through ten years	31,808	32,205
Due after ten years	288,149	282,871
	$350,912	$346,502

Securities Held-to-Maturity
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	4,117	5,335
	$4,117	$5,335

Gross Gains And Losses Realized
Gross gains and gross losses realized by the Company from investment security transactions are summarized in the table below (in thousands):

	For the year ended December 31,
	2013	2012	2011

Gross realized gains	$764	$1,776	$3,763
Gross realized losses	—	(246)	(7)
Investment security gains (losses)	$764	$1,530	$3,756